STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Net Income (loss)	$ (84,343)	$ (105,404)	$ (386,034)	$ (2,860,617)	$ (6,717,052)
Amortization			184,725	101,774	321,384
Impairment loss	0	0	0	0	2,099,000
Stock issed for services			0	2,530,761	3,505,131
Services paid by shareholder			0	0	5,945
Deferred loan costs			0	(4,583)	(18,550)
Accounts payable and accrued expenses			116,346	12,565	302,157
Other liabilities			0	7,050	0
Accrued liabilities			0	0	7,322
Accrued interest payable			7,126	8,065	19,140
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES			(77,837)	(204,985)	(475,524)
Due from related party	(15,000)	0	(15,000)	0	(15,000)
NET CASH PROVIDED BY INVESTING ACTIVITIES			(15,000)	0	(15,000)
Proceeds from convertible notes payable			92,500	231,500	375,500
Proceeds from related party			0	(26,464)	2,374
Issuance of Common Stock			0	0	112,650
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES			92,500	205,036	490,524
Increase (Decrease) in cash and cash equivalents			(337)	51	0
Cash and Cash Equivalents, at Carrying Value, Beginning Balance			337	163	0
Cash and Cash Equivalents, at Carrying Value, Ending Balance	0	214	0	214	0
Interest	(31,405)	(26,491)	0	0	0
Income taxes, net			0	0	0
Acquisitions for common stock			0	2,100,000	2,199,375
Conversion of notes payable to stock			159,870	0	316,542
Conversion of accrued interest to stock	4,019	0	4,019	0	4,019
Accounts payable converted to notes payable	$ 140,000	$ 0	$ 140,000	$ 0	$ 140,000